CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Treasury Shares [Member]	Additional paid-in capital [Member]	Retained earnings (deficit) [Member]	Accumulated other comprehensive income (loss) [Member]
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares			240,613
Balance (in shares) at Dec. 31, 2015		32,337,201
Balance at Dec. 31, 2015	$ 358,255	$ 346,453	$ (4,017)	$ 23,998	$ (201)	$ (7,978)
Increase (Decrease) in Stockholders' Equity
Common share cancellation (note 22) (in shares)		(809,872)
Common share cancellation (note 22)	(10,203)	$ (8,696)			(1,507)
Stock option exercises (note 11) (in shares)		231,704
Stock option exercises (note 11)	2,048	$ 2,906		(858)
Stock-based compensation (note 11)	7,629			7,629
Purchase of treasury shares for RSU distribution (in shares)			305,629
Purchase of treasury shares for RSU distribution	(4,214)		$ (4,214)
Distribution of vested RSUs (in shares)		100,927	(190,771)
Distribution of vested RSUs	(909)	$ 1,787	$ 3,097	(5,793)
Net earnings (loss)	15,646				15,646
Foreign currency translation adjustments, net of tax	(6,448)					(6,448)
Balance at Dec. 31, 2016	361,804	$ 342,450	$ (5,134)	24,976	13,938	(14,426)
Balance (in shares) at Dec. 31, 2016		31,859,960
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares			355,471
Common share cancellation (note 22) (in shares)		(170,217)
Common share cancellation (note 22)	(2,779)	$ (1,825)			(954)
Stock option exercises (note 11) (in shares)		500,184
Stock option exercises (note 11)	5,840	$ 8,122		(2,282)
Stock-based compensation (note 11)	10,341			10,341
Distribution of vested RSUs (in shares)		90,751	(132,832)
Distribution of vested RSUs	(1,367)	$ 1,788	$ 1,918	(5,073)
Issue of shares on Numerex acquisition, net of share issue cost		3,580,832
Issuance of common shares	77,213	$ 77,213
Net earnings (loss)	4,518				4,518
Foreign currency translation adjustments, net of tax	11,950					11,950
Balance at Dec. 31, 2017	$ 467,520	$ 427,748	$ (3,216)	27,962	17,502	(2,476)
Balance (in shares) at Dec. 31, 2017		35,861,510
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares	222,639		222,639
Common share cancellation (note 22) (in shares)		(161,500)
Common share cancellation (note 22)	$ (3,120)	$ (1,933)			(1,187)
Stock option exercises (note 11) (in shares)		221,262
Stock option exercises (note 11)	2,636	$ 3,621		(985)
Stock-based compensation (note 11)	13,060			13,060
Purchase of treasury shares for RSU distribution (in shares)			161,000
Purchase of treasury shares for RSU distribution	(2,808)		$ (2,808)
Distribution of vested RSUs (in shares)		146,143	(264,055)
Distribution of vested RSUs	(1,878)	$ 3,116	$ 4,059	(9,053)
Net earnings (loss)	(24,610)				(24,610)
Foreign currency translation adjustments, net of tax	(6,670)					(6,670)
Balance at Dec. 31, 2018	$ 444,130	$ 432,552	$ (1,965)	$ 30,984	$ (8,295)	$ (9,146)
Balance (in shares) at Dec. 31, 2018		36,067,415
Increase (Decrease) in Stockholders' Equity
Treasury Stock, Shares	119,584		119,584